1996 Semiannual Report

IDS
Insured
Tax-Exempt
Fund

The goals of IDS Insured Tax-Exempt Fund, a part of IDS Special Tax-Exempt Series Trust, are to provide a high level of income generally exempt from federal income tax and preservation of shareholders' capital. The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.

American
Express
   Financial
   Advisors

Distributed by American Express Financial Advisors Inc.

(icon of) shield with star

No-default
insurance

Any investment involves risks. For a municipal bond investor, there's the risk that the bond issuer could default on its payments. But there are bonds that are insured against default, and these are the ones that Insured Tax-Exempt Fund invests in. While this doesn't mean that shareholders are insulated from fluctuations in bond market values, it does ensure that all principal and interest due to investors will be paid. Along the way, shareholders enjoy regular income that is generally free from federal income tax.

Contents
From the president                3
From the portfolio manager        3
Ten largest holdings              5
Financial statements              6
Notes to financial statements     9
Investments in securities        24
Board members and officers       35
IDS mutual funds                 36

To our shareholders

(picture of) William Pearce
William R. Pearce
President of the Fund

From the president
If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility.
That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



William R. Pearce



(picture of) Paul Hylle
Paul B. Hylle
Portfolio manager

From the portfolio manager
Volatility continued
to pervade the bond market  during the past six  months,  reflecting  investors'
shifting  outlooks  regarding  inflation.   Fortunately,  however,  the  upturns
overpowered the downturns, resulting in a productive period for IDS Insured Tax-Exempt Fund. For the first half of the fiscal year -- July through December 1996 -- investors in Class A shares realized a total return (net asset value change and dividends) of 4.6%.
When the period began last summer, the bond market was still licking the wounds it received during the first three months of 1996, when a rise in long-term interest rates, largely induced by what later proved to be an unfounded fear of higher inflation, drove bond prices sharply lower.
A fall rally
By fall, though, the investment environment had improved, thanks to reports of moderate economic growth and stable inflation. On that news, long-term interest rates started coming back down, driving bond prices higher in the process. The rally lasted through November, before renewed inflation fears sent the market into a mild retreat during the final weeks of 1996.
The Fund's municipal bond holdings, like all fixed-income investments, benefited substantially from the rally. Keeping a negligible amount of cash reserves in the portfolio also worked to the Fund's advantage during that time. Still, negative net cash flow into the municipal bond market, a condition that has persisted for the past three years, limited the capital appreciation the Fund enjoyed.
The supply situation, on the other hand, remained favorable as the number of bonds "called away" by issuers (taken out of the market because issuers paid off the principal ahead of the bonds' maturity dates) exceeded the number of new bonds coming to market. The net result is fewer municipal bonds outstanding than three years ago. The flip side of the call situation, which has been in effect for the past few years, is that it continued to erode the Fund's dividend slightly. This results from the fact that newly issued bonds don't pay as much interest as the older bonds being called away. Measured against comparable municipal bond funds, however, this Fund's dividend has held up better than most.
A more stable environment?
Looking toward the second half of the fiscal year, while some fluctuation in bond prices is inevitable, I think conditions may allow for less-dramatic swings in the months ahead. As always, the main bond-market catalyst will be the outlook for inflation, which, given the probability of ongoing moderate economic growth, should increase only modestly in 1997. If that forecast proves to be reasonably accurate, long-term interest rates would seem unlikely to experience a substantial, sustained rise. In any event, I will update you on the Fund's progress after the fiscal year ends in June.

Paul B. Hylle

IDS Insured Tax-Exempt Fund

The Fund's ten largest holdings

(pie chart) The ten holdings listed here make up 20.17% of the Fund's net assets
--------------------------------------------------------------------------------

                                                  Percent                 Value
                                    (of Fund's net assets) (as of Dec. 31, 1996)
--------------------------------------------------------------------------------

Brazo River Texas Authority Collateralized Pollution Control
Refunding Revenue Bonds Texas Utility Electric
Series 1992C A.M.T
6.70% 2022                                          3.18%           $16,109,787

Pittsburgh Pennsylvania Water & Sewer Authority System
Pre-Refunded Revenue Bonds
Series 1991A
6.50% 2014                                          2.17             11,026,300

New York State Energy Resource & Development Authority
Solid Waste Disposal Revenue Bonds New York State
Electric & Gas Series A A.M.T.
5.70% 2028                                          2.15             10,904,415

District of Columbia Metropolitan Washington Airports Authority Airport System Revenue Bonds Series 1992A A.M.T.
6.625% 2019                                         2.00             10,150,709

Colorado River Texas Municipal Water District
Water System Pre-Refunded Revenue Bonds Series A
6.625% 2021                                         1.90              9,620,811

San Diego County California Certificate of Participation
Regional Authority Bonds Mt. Tower
Inverse Floater Series 1991
6.36% 2019                                          1.86              9,455,040

Denver Colorado City & County Airport Revenue Bonds
Series B A.M.T.
5.75% 2017                                          1.83              9,266,868

Harris County Texas Toll Road Senior Lien
Pre-Refunded Revenue Bonds Series A
6.50% 2017                                          1.80              9,108,243

Austin Texas Combined Utilities System
Refunding Revenue Bonds Series 1994
5.75% 2024                                          1.68              8,542,075

Florida State Turnpike Authority Department of Transportation
Series A
5.50% 2021                                          1.60              8,112,055



Note: Certain of the Fund's income may be subject to the Alternative Minimum Tax (A.M.T.).

Class A

6-month performance
(All figures per share)
Net asset value (NAV)
-------------------------------
Dec. 31, 1996         $ 5.53
-------------------------------
June 30, 1996         $ 5.43
-------------------------------
Increase              $ 0.10
-------------------------------

Distributions
July 1, 1996 - Dec. 31, 1996
------------------------------
From income           $ 0.14
------------------------------
From capital gains    $   --
------------------------------
Total distributions   $ 0.14
------------------------------
Total return*          +4.6%**
------------------------------
Class B

6-month performance
(All figures per share)
Net asset value (NAV)
-------------------------------
Dec. 31, 1996         $ 5.53
-------------------------------
June 30, 1996         $ 5.43
-------------------------------
Increase              $ 0.10
-------------------------------

Distributions
July 1, 1996 - Dec. 31, 1996
-------------------------------
From income           $ 0.12
-------------------------------
From capital gains    $   --
-------------------------------
Total distributions   $ 0.12
-------------------------------
Total return*          +4.2%**
-------------------------------

  *The prospectus discusses the
   effect of sales charges, if
   any, on the various classes.

 **The total return is a hypothetical
   investment in the Fund with all
   distributions reinvested.

                           Financial statements

                           Statement of assets and liabilities
                           IDS Insured Tax-Exempt Fund
                           Dec. 31, 1996
--------------------------------------------------------------------------------

                            Assets
--------------------------------------------------------------------------------
                                                                     (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost $462,160,624)                                   $500,387,270
Accrued interest receivable                                           9,172,324
Receivable for investment securities sold                               225,000
--------------------------------------------------------------------------------
Total assets                                                        509,784,594

                            Liabilities
--------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                       702,235
Dividends payable to shareholders                                       341,030
Payable for investment securities purchased                           1,485,302
Accrued investment management services fee                                6,255
Accrued distribution fee                                                    531
Accrued service fee                                                       2,523
Accrued transfer agency fee                                                 547
Accrued administrative services fee                                         556
Other accrued expenses                                                   46,926
--------------------------------------------------------------------------------
Total liabilities                                                     2,585,905
--------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $507,198,689
--------------------------------------------------------------------------------

                           Represented by
--------------------------------------------------------------------------------
Shares of beneficial interest - $.01 par value,
  unlimited number of shares authorized                            $    917,373
Additional paid-in-capital                                          481,611,621
Excess of distributions over net investment income                      (16,227)
Accumulated net realized loss (Note 1)                              (13,265,723)
Unrealized appreciation (Note 5)                                     37,951,645
--------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                               $507,198,689
--------------------------------------------------------------------------------
Net assets applicable to outstanding shares:     Class A           $481,276,531
                                                 Class B           $ 25,922,158
Net asset value per share of outstanding shares:
                                         Class A shares 87,048,407 $       5.53
                                         Class B shares  4,688,930 $       5.53

See accompanying notes to financial statements.

                           Financial statements

                           Statement of operations
                           IDS Insured Tax-Exempt Fund
                           Six months ended Dec. 31, 1996
--------------------------------------------------------------------------------

                            Investment income
--------------------------------------------------------------------------------
                                                                    (Unaudited)
Income:
Interest                                                            $15,298,657
--------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                    1,165,325
Distribution fee -- Class B                                              89,070
Transfer agency fee                                                     122,305
Incremental transfer agency fee -- Class B                                  478
Service fee
  Class A                                                               425,444
  Class B                                                                20,668
Administrative services fee                                             103,584
Compensation of board members                                             4,238
Compensation of officers                                                  2,083
Custodian fees                                                           21,537
Postage                                                                  18,125
Registration fees                                                         9,263
Reports to shareholders                                                   3,295
Audit fees                                                                9,000
Administrative                                                            1,991
Other                                                                     4,347
--------------------------------------------------------------------------------
Total expenses                                                        2,000,753
  Earnings credits on cash balances (Note 2)                            (26,328)
--------------------------------------------------------------------------------
Total net expenses                                                    1,974,425
--------------------------------------------------------------------------------
Investment income -- net                                             13,324,232
--------------------------------------------------------------------------------

                            Realized and unrealized gain (loss) -- net
--------------------------------------------------------------------------------
Net realized gain on security transactions (Note 3)                   1,227,827
Net realized loss on financial futures contracts                     (1,650,894)
--------------------------------------------------------------------------------
Net realized loss on investments                                       (423,067)
Net change in unrealized appreciation or depreciation                 9,968,374
--------------------------------------------------------------------------------
Net gain on investments                                               9,545,307
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $22,869,539
--------------------------------------------------------------------------------
See accompanying notes to financial statements.




                           Financial statements

                           Statements of changes in net assets
                           IDS Insured Tax-Exempt Fund

-----------------------------------------------------------------------------------------------------------

                           Operations and distributions         Dec. 31, 1996      June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six months ended         Year ended
                                                                  (Unaudited)

Investment income -- net                                         $ 13,324,232       $ 26,786,000
Net realized gain (loss) on investments                              (423,067)         1,470,391
Net change in unrealized appreciation or depreciation               9,968,374          2,965,393
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               22,869,539         31,221,784
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income
   Class A                                                        (12,966,190)       (26,156,845)
   Class B                                                           (534,589)          (632,447)
  Net realized gain
   Class A                                                                 --         (1,659,688)
   Class B                                                                 --            (48,604)
-----------------------------------------------------------------------------------------------------------
Total distributions                                               (13,500,779)       (28,497,584)
-----------------------------------------------------------------------------------------------------------

                           Share transactions (Note 4)
-----------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                                         15,850,194         42,283,689
   Class B shares                                                   6,290,363         16,779,713
Reinvestment of distributions at net asset value
  Class A shares                                                    8,922,108         19,769,832
  Class B shares                                                      406,256            541,841
Payments for redemptions
  Class A shares                                                  (43,268,053)       (78,673,946)
  Class B shares (Note 2)                                          (1,993,488)        (2,641,423)
-----------------------------------------------------------------------------------------------------------

Decrease in net assets from share transactions                    (13,792,620)        (1,940,294)
-----------------------------------------------------------------------------------------------------------

Total increase (decrease) in net assets                            (4,423,860)           783,906
Net assets at beginning of period                                 511,622,549        510,838,643
-----------------------------------------------------------------------------------------------------------
Net assets at end of period
  (including undistributed net investment income of
  $(16,227) and $160,320)                                        $507,198,689       $511,622,549
-----------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


Notes to financial statements

IDS Insured Tax-Exempt Fund
(Unaudited as to Dec. 31, 1996)
-------------------------------------------------------------------
1. Summary of significant accounting policies

IDS Special Tax-Exempt Series Trust was organized as a Massachusetts business trust April 7, 1986. IDS Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including IDS Insured Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.

The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

-------------------------------------------------------------------
2. Expenses and sales charges

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under  an   Administrative   Services   Agreement,   the  Fund   pays  AEFC  for
administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15.50
o Class B $16.50

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $500,653 for Class A and $14,789 for Class B for the six months ended Dec. 31, 1996.

During the six months ended Dec. 31, 1996, the Fund's custodian and transfer agency fees were reduced by $26,328 as a result of earnings credits from overnight cash balances.

-------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $97,106,789 and $110,880,491, respectively, for the six months ended Dec. 31, 1996. Realized gains and losses are determined on an identified cost basis.
-------------------------------------------------------------------
4. Share transactions

Transactions in shares of the Fund for the periods indicated are as follows:

                              Six months ended Dec. 31, 1996

                                   Class A        Class B
-----------------------------------------------------------------

Sold                             2,885,685      1,147,215
Issued for reinvested            1,624,750         73,957
   distributions
Redeemed                        (7,887,152)      (363,352)
-----------------------------------------------------------------
Net increase (decrease)         (3,376,717)       857,820
-----------------------------------------------------------------

                                 Year ended June 30, 1996

                                   Class A        Class B
-----------------------------------------------------------------

Sold                             7,677,356      3,048,552
Issued for reinvested            3,585,255         98,195
   distributions
Redeemed                       (14,339,111)      (476,102)
-----------------------------------------------------------------
Net increase (decrease)         (3,076,500)     2,670,645
-----------------------------------------------------------------

-----------------------------------------------------------------
5. Interest rate futures contracts

At Dec. 31, 1996, investments in securities included securities valued at $6,411,649 that were pledged as collateral to cover initial margin deposits on 200 open sales contracts. The market value (see Summary of significant accounting policies) the open contracts at Dec. 31, 1996 was $23,212,500 with a net unrealized loss of $275,001.





IDS Insured Tax-Exempt Fund

6. Financial highlights

The tables below show certain important financial information for evaluating the
Fund's results.
Fiscal period ended June 30,
                     Per share income and capital changes*
                                                 Class
                                                 A
                     1996***   1996   1995  1994   1993  1992   1991  1990   1989**    1988   1987
Net asset value,       $5.43  $5.40  $5.35 $5.63  $5.33 $5.04  $4.96 $5.00    $4.86   $4.73  $5.07
beginning of period
                     Income from investment operations:
Net investment           .14    .30    .30   .30    .30   .31    .32   .31      .16     .31    .32
income
Net gains (losses)       .10    .03    .05  (.28)   .30   .29    .08 (.04)      .14     .14  (.34)
(both realized
and unrealized)
Total from               .24    .33    .35   .02    .60   .60    .40   .27      .30     .45  (.02)
investment
operations
                     Less distributions:
Dividends from net     (.14)  (.28)  (.30) (.30)  (.30) (.31)  (.32) (.31)    (.16)   (.32)  (.32)
investment income
Distributions from        --  (.02)     --    --     --    --     --    --       --      --     --
realized gains
Total distributions    (.14)  (.30)  (.30) (.30)  (.30) (.31)  (.32) (.31)    (.16)   (.32)  (.32)
Net asset value,       $5.53  $5.43  $5.40 $5.35  $5.63 $5.33  $5.04 $4.96    $5.00   $4.86  $4.73
end of period
                     Ratios/supplemental data
                                                 Class A
                     1996***   1996   1995  1994   1993  1992   1991  1990   1989**    1988   1987
Net assets, end of      $481   $491   $505  $525   $464  $308   $195  $133      $79     $55    $37
period (in millions)
Ratio of expenses to   .74%+   .75%   .66%  .65%   .65%  .67%   .67%  .69%    .72%+    .77%   .88%
average daily net
assets#
Ratio of net income   5.17%+  5.16%  5.66% 5.32%  5.53% 6.06%  6.36% 6.44%   6.60%+   6.55%  6.77%
to
average daily net
assets
Portfolio turnover       19%    52%    53%   37%     5%   11%     8%   24%      19%     33%    29%
rate
(excluding
short-term
securities)
Total return++          4.6%   6.3%   6.7%  0.3%  11.7% 12.3%   8.1%  5.6%     6.4%    9.7% (0.2%)


                *For a share outstanding throughout the period.  Rounded to nearest cent.
               **The Fund's fiscal year-end was changed from Dec. 31 to June 30, effective 1989.
              ***Six months ended Dec. 31, 1996 (Unaudited).
                +Adjusted to an annual basis.
               ++Total return does not reflect payment of a sales charge.
                #Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.



Fiscal period ended June 30,

                       Per share income and capital changes*
                               Class B
                       1996***    1996 1995**
Net asset value,         $5.43   $5.40  $5.47
beginning of period
                       Income from investment operations:
Net investment income      .12     .26    .09
Net gains (losses)         .10     .03  (.07)
(both realized
and unrealized)
Total from investment      .22     .29    .02
operations
                       Less distributions:
Dividends from net       (.12)   (.24)  (.09)
investment income
Distributions from          --   (.02)     --
realized gains
Total distributions      (.12)   (.26)  (.09)
Net asset value,        $5.53   $5.43  $5.40
end of period
                       Ratios/supplemental data
                               Class B
                       1996***    1996 1995**
Net assets, end of         $26     $21     $6
period (in millions)
Ratio of expenses to    1.49%+  1.51%# 1.49%+
average daily net
assets#
Ratio of net income to  4.41%+   4.42% 4.72%+
average daily net
assets
Portfolio turnover         19%     52%    53%
rate
(excluding short-term
securities)
Total return++            4.2%    5.5%   0.4%

                  *For a share outstanding throughout the period.
                   Rounded to the nearest cent.
                 **Inception date was March 20, 1995.
                ***Six months ended Dec. 31, 1996 (Unaudited).
                  +Adjusted to an annual basis.
                 ++Total return does not reflect payment of a sales charge.
                  #Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.



                Investments in securities


                                                                                   (Percentages represent
                IDS Insured Tax-Exempt Fund                                          value of investments
                Dec. 31, 1996 (Unaudited)                                          compared to net assets)
------------------------------------------------------------------------------------------------------------------------------------
Municipal bonds (98.7%)
------------------------------------------------------------------------------------------------------------------------------------
Name of issuer and title of issue (b,c,d)                                       Coupon  Maturity       Principal            Value(a)
                                                                                  rate      year          amount
------------------------------------------------------------------------------------------------------------------------------------
Alabama (0.7%)
Mobile General Obligation Capital Improvement Warrants
  Convention Center Pre-Refunded Bonds Series 1990
  (AMBAC Insured)                                                                7.125%     2020      $3,000,000          $3,320,940
------------------------------------------------------------------------------------------------------------------------------------
Alaska (1.5%)
North Slope Borough Capital Appreciation
  Unlimited General Obligation Bonds
  Series 1995A Zero Coupon (MBIA Insured)                                         5.61      2006       5,300,000 (e)       3,215,510
North Slope Borough General Obligation Bonds
  Series 1996B Zero Coupon (MBIA Insured)                                         5.72      2007       8,000,000 (e)       4,558,080
                                                                                                                       -------------
Total                                                                                                                      7,773,590
------------------------------------------------------------------------------------------------------------------------------------
Arizona (1.8%)
Chandler Water & Sewer Refunding Revenue Bonds
  Series 1991 (FGIC Insured)                                                      7.00      2012       1,250,000           1,373,938
Health Facilities Authority Hospital System
  Refunding Revenue Bonds Phoenix Baptist Hospital
  Series 1992 (MBIA Insured)                                                      6.25      2011       1,650,000           1,748,340
Phoenix Civic Improvement Wastewater System Lease
  Refunding Revenue Bonds (Secondary MBIA Insured)                                4.75      2023       4,500,000           3,954,195
State University Research Park Development
  Refunding Bonds Series 1995 (MBIA Insured)                                      5.00      2021       1,975,000           1,850,535
                                                                                                                        ------------
Total                                                                                                                      8,927,008
------------------------------------------------------------------------------------------------------------------------------------
Arkansas (0.2%)
Jonesboro Residential Housing & Health Care Facility Board
  St. Bernards Regional Medical Center
  Hospital Refunding Revenue & Construction Bonds
  Series 1996B (AMBAC Insured)                                                    5.90      2016       1,200,000           1,239,480
------------------------------------------------------------------------------------------------------------------------------------
California (9.7%)
Desert Sands Unified School District Convertible Capital
  Appreciation Certificates Series 1995 Zero Coupon
  (FSA Insured)                                                                   1.40      2020       3,000,000 (e)       2,398,320
Eastern Municipal Water District Riverside County
  Water & Sewer Pre-Refunded Revenue
  Certificates of Participation Series 1991 (FGIC Insured)                        6.50      2020       5,460,000           6,041,654
Fontana Unified School District San Bernardino County
  General Obligation Convertible Capital Appreciation Bonds
  Series 1990C Zero Coupon (FGIC Insured)                                         0.61      2020       6,000,000 (e)       6,091,740
Fresno Health Facility Revenue Bonds Holy Cross-St. Agnes
  (Secondary MBIA Insured)                                                        6.625     2021       2,000,000           2,161,240


See accompanying notes to investments in securities.




Los Angeles Department of Airports Revenue Bonds
  Los Angeles International Airport Series D
  (FGIC Insured) A.M.T.                                                           5.50      2015       2,000,000           1,979,340
Los Angeles Department of Water & Power Waterworks
  Refunding Revenue Bonds Second Issue
  (Secondary FGIC Insured)                                                        4.50      2023       2,000,000           1,672,080
Northern California Transmission Select Auction
  Variable Rate Security & Residual Interest Revenue Bonds
  Inverse Floater (MBIA Insured)                                                  5.50      2024       2,500,000 (f)       2,400,875
Oceanside Certificate of Participation Refunding Bonds
  Oceanside Civic Center (MBIA Insured)                                           5.25      2019       1,730,000           1,646,476
San Diego County Certificate of Participation
  Regional Authority Bonds Mt. Tower
  Inverse Floater Series 1991 (MBIA Insured)                                      6.36      2019       9,000,000 (f)       9,455,040
San Jose Redevelopment Agency Merged Area
 Redevelopment Tax Allocation Bonds Series 1993
 (MBIA Insured)                                                                   4.75      2024       2,400,000           2,081,784
San Mateo County Joint Power Financing Authority
  Lease Revenue Bonds San Mateo County Health Center
  Series 1994A (FSA Insured)                                                      5.75      2022       1,500,000           1,503,225
State Public Works Board Lease Revenue Bonds
  Department of Correction Substance Abuse Treatment
  Facility & State Prison at Corcoran Series 1996A (AMBAC Insured)                5.25      2021       2,000,000           1,910,740
State Public Works Board Lease Revenue Bonds
  University of California Series A (AMBAC Insured)                               6.40      2016       2,000,000           2,197,600
State Unlimited Tax General Obligation Bonds
  (Secondary FGIC Insured)                                                        4.75      2023       2,500,000           2,173,150
Statewide Community Development Authority
  Certificate of Participation
  Sutter Health Obligated Group (MBIA Insured)                                    5.50      2022       5,750,000           5,603,202
                                                                                                                        ------------
Total                                                                                                                     49,316,466
------------------------------------------------------------------------------------------------------------------------------------
Colorado (2.7%)
Denver City & County Airport Revenue Bonds Series B
  (MBIA Insured) A.M.T.                                                           5.75      2017       9,290,000 (g)       9,266,868
Douglas County School District General Obligation
  Improvement Bonds Series 1994A (MBIA Insured)                                   6.50      2016       1,500,000           1,681,455
Larimer Weld & Boulder Counties School District R-2J
  Thompson Unlimited General Obligation Capital
  Appreciation Bonds Series 1997 Zero Coupon (FGIC Insured)                       5.45      2011       2,000,000 (e)         891,020
Larimer Weld & Boulder Counties School District R-2J
  Thompson Unlimited General Obligation Capital
  Appreciation Bonds Series 1997 Zero Coupon (FGIC Insured)                       5.50      2012       1,400,000 (e)         586,320
Municipal Subdistrict Northern Colorado Water Conservatory
  District Refunding Revenue Bonds Series E (AMBAC Insured)                       5.00      2017       1,500,000           1,400,340
                                                                                                                        ------------
Total                                                                                                                     13,826,003
------------------------------------------------------------------------------------------------------------------------------------
Connecticut (0.3%)
Bridgeport General Obligation Refunding Bonds
  Series 1996A (AMBAC Insured)                                                    5.50      2015       1,750,000           1,725,763
------------------------------------------------------------------------------------------------------------------------------------
Delaware (0.2%)
Health Facilities Authority Refunding Revenue Bonds
  Medical Center of Delaware Series 1989 (MBIA Insured)                           7.00      2015       1,000,000           1,079,430
------------------------------------------------------------------------------------------------------------------------------------
District of Columbia (2.7%)
Howard University Revenue Bonds Series A (MBIA Insured)                           8.00      2017       1,500,000           1,573,110
Metropolitan Washington Airports Authority Airport System
  Revenue Bonds Series 1992A (MBIA Insured) A.M.T.                                6.625     2019       9,420,000          10,150,709
Unlimited Tax General Obligation Refunding Bonds
  Series B-2 (FSA Insured)                                                        5.50      2010       2,000,000           1,979,340
                                                                                                                        ------------
Total                                                                                                                     13,703,159
------------------------------------------------------------------------------------------------------------------------------------
Florida (5.1%)
Alachua County Public Improvement Refunding Revenue Bonds
  (FSA Insured)                                                                   5.125     2021       2,000,000           1,894,320
Department of Transportation Turnpike Revenue Bonds
  Series 1991A (AMBAC Insured)                                                    6.25      2020       1,250,000           1,300,537
Florida State Turnpike Authority Department of Transportation
  Series A (FGIC Insured)                                                         5.50      2021       8,210,000           8,112,055
Fort Myers Utility System Refunding Revenue Bonds
  Series 1989A (BIG Insured)                                                      6.00      2019       2,000,000           2,026,520
Gulf Breeze Local Government Loan Program Boca Raton
  Series 1985E (FGIC Insured)                                                     7.75      2015       2,000,000           2,207,360
Lee County School Board Certificate of Participation
  Series 1996A (FSA Insured)                                                      5.50      2017       1,000,000             995,070
Orange County Health Facility Authority Revenue Bonds
  Adventist Health System Sunbelt Obligated Group
  Series 1995 (AMBAC Insured)                                                     5.25      2020       1,250,000           1,194,275
Osceola County Transportation Pre-Refunded Revenue Bonds
  Series 1988A (FGIC Insured)                                                     7.70      2013       1,215,000           1,295,858
Palm Beach County Solid Waste Authority Revenue Bonds
  Series 1984 (BIG Insured)                                                       8.375     2010         500,000             525,480
State Correctional Privatization Commission Certificate of Participation
  350 Bed Youthful Columbia Series A (AMBAC Insured)                              5.00      2017       1,900,000           1,788,185
State Correctional Privatization Commission Certificate of Participation
  Youth Offender Correctional Facility Polk County
  Series 1995B (AMBAC Insured)                                                    5.00      2017       4,500,000           4,235,175
                                                                                                                        ------------
Total                                                                                                                     25,574,835
------------------------------------------------------------------------------------------------------------------------------------
Georgia (3.2%)
Atlanta Metropolitan Rapid Transit Authority Sales Tax
  Pre-Refunded Revenue Bonds Series L (AMBAC Insured)                             7.20      2020       3,000,000           3,264,810
Chatham County Hospital Authority Revenue Bonds
  Memorial Medical Center Series 1990A (MBIA Insured)                             7.00      2021       4,500,000           4,995,225
Dalton Development Authority Revenue Certificates
  Series 1996 (MBIA Insured)                                                      5.25      2026       3,000,000           2,848,800
Fulton County Water & Sewer Revenue Bonds
  (FGIC Insured)                                                                  6.375     2014       3,250,000           3,626,643
Municipal Electrical Authority Power Revenue Bonds
  Series M (BIG Insured)                                                          8.10      2012       1,080,000           1,101,600
Municipal Electrical Authority Special Obligation
  Refunding Bonds 2nd Crossover Series (AMBAC Insured)                            7.80      2020         500,000             525,475
                                                                                                                        ------------
Total                                                                                                                     16,362,553
------------------------------------------------------------------------------------------------------------------------------------
Illinois (3.2%)
Chicago O'Hare International Airport General
  Revenue Bonds Series 1990A (AMBAC Insured) A.M.T.                               7.50      2016       2,000,000           2,182,140
Chicago O'Hare International Airport Terminal
  Revenue Bonds (MBIA Insured) A.M.T.                                             7.625     2010       3,000,000           3,291,540
Chicago Public Building Commission
  Pre-Refunded Revenue Bonds (MBIA Insured) A.M.T.                                7.70      2008       1,000,000           1,058,290
Chicago Public Building Commission
  Pre-Refunded Revenue Bonds Series 1989A (FGIC Insured)                          7.75      2006       1,000,000           1,088,430
Chicago Public Building Commission
  Pre-Refunded Revenue Bonds Series 1990A (MBIA Insured)                          7.125     2015       5,000,000           5,462,550
Cook County General Obligation Captial Improvement Bonds
  Series 1996 (FGIC Insured)                                                      5.875     2022       2,925,000           2,948,400
State University Capital Appreciation Auxilliary Facility System
  Revenue Bonds Series 1996 Zero Coupon (FSA Insured)                             5.90      2016       1,150,000 (e)         373,382
                                                                                                                       -------------
Total                                                                                                                     16,404,732
------------------------------------------------------------------------------------------------------------------------------------
Indiana (2.3%)
Board of Trustees for the Vincesses University
  House & Dining System
  Revenue Bonds Series 1996 (MBIA Insured)                                        5.125     2021         800,000             748,352
Educational Facilities Authority Pre-Refunded Bonds
  Valpraiso University (BIG Insured)                                              7.80      2008         500,000             541,785
Marion County Hospital Authority Refunding Revenue Bonds
  Methodist Hospital Series 1989 (MBIA Insured)                                   6.50      2013       4,000,000           4,273,160
State Health Facility Finance Authority Hospital
  Refunding Revenue Bonds Columbus Regional Hospital
  Series 1993 (CGIC Insured)                                                      7.00      2015       5,000,000           5,886,150
                                                                                                                        ------------
Total                                                                                                                     11,449,447
------------------------------------------------------------------------------------------------------------------------------------
Kentucky (0.1%)
Louisville & Jefferson County Airport Authority System
  Revenue Bonds (MBIA Insured) A.M.T.                                             8.50      2017         300,000             312,453
------------------------------------------------------------------------------------------------------------------------------------
Louisiana (2.4%)
Energy & Power Authority Power Refunding Revenue Bonds
  Rodemacher Unit #2 Series 1991 (FGIC Insured)                                   6.75      2008       7,000,000 (g)       7,626,010
Jefferson Parish School Board Sales & Use Tax
  Revenue Bonds (AMBAC Insured)                                                   5.00      2014       3,785,000           3,580,913
New Orleans Audubon Park Commission Aquarium
  Pre-Refunded Bonds Series 1988 (MBIA Insured)                                   7.90      2008         500,000             525,710
New Orleans International Airport Pre-Refunded
  Revenue Bonds Series A (FGIC Insured) A.M.T.                                    8.875     2017         565,000             592,962
                                                                                                                        ------------
Total                                                                                                                     12,325,595
------------------------------------------------------------------------------------------------------------------------------------
Maine (0.4%)
State Turnpike Authority Turnpike Revenue Bonds
  (MBIA Insured)                                                                  6.00      2018       1,790,000           1,851,522
------------------------------------------------------------------------------------------------------------------------------------
Maryland (0.2%)
Baltimore Refunding Revenue Bonds Wastewater
  Series 1994A (FGIC Insured)                                                     5.00      2022       1,000,000             938,390
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts (4.7%)
Boston Water & Sewer Commission Revenue Bonds
  General Subordinate Series A (BIG Insured)                                      6.00      2008       2,500,000           2,544,400
Health & Educational Authority Revenue Bonds
  Valley Regional Health System Series C (Connie Lee Insured)                     5.75      2018       1,500,000           1,498,170
Health & Educational Facilities Authority
  Pre-Refunded Revenue Bonds
  Lahey Clinic Medical Center (MBIA Insured)                                      7.625     2018       2,200,000           2,359,808
Health & Educational Facilities Authority
  Pre-Refunded Revenue Bonds Northeastern University
  Series 1989C (AMBAC Insured)                                                    7.10      2006       1,000,000           1,082,520
Health & Educational Facilities Authority
   Revenue Bonds Cape Cod Health System
   Series A (Connie Lee Insured)                                                  5.25      2021       4,000,000           3,726,800
Industrial Finance Agency Revenue Bonds
  Brandeis University (MBIA Insured)                                              6.80      2019       1,700,000           1,827,262
Municipal Wholesale Electric Power Supply System
  Refunding Revenue Bonds Series B (MBIA Insured)                                 4.75      2011       5,250,000           4,815,773
State Bay Transportation Authority Series B
  (AMBAC Insured)                                                                 5.375     2025       4,000,000           3,856,400
State Water Resource Authority Revenue Bonds
   Series A (MBIA Insured)                                                        5.50      2022       2,000,000           1,928,240

                                                                                                                        ------------
Total                                                                                                                     23,639,373
------------------------------------------------------------------------------------------------------------------------------------
Michigan (3.8%)
Almont Community Schools
  Unlimited Tax General Obligation Bonds
  Series 1996 (FGIC Insured)                                                      5.375     2022       1,900,000           1,837,357
Genesee County Sewer Disposal System No 3
  Limited Tax General Obligation Bonds
  Series A (AMBAC Insured)                                                        5.50      2016       1,400,000           1,386,756
Iron Mountain School Unlimited Tax
  General Obligation Refunding Bonds (AMBAC Insured)                              5.125     2021       1,500,000           1,413,420
Kalamazoo Hospital Finance Authority
  Refunding & Improvement Bonds
  Bronson Methodist Hospital (Secondary MBIA Insured)                             6.25      2012       3,000,000           3,159,390
Lincoln Park School District County of Wayne
  School Building & Site General Obligation Bonds
  Series 1996 (FGIC Insured)                                                      5.90      2026       1,500,000           1,538,520
Monroe County Pollution Control Refunding Bonds
  Detroit Edison Series I-B (MBIA Insured) A.M.T.                                 6.55      2024       5,000,000           5,411,400
Napoleon School District Unlimited General Obligation
  Refunding Revenue Bonds Series 1995 (FGIC Insured)                              5.50      2024       1,740,000           1,708,489
Reeths-Puffer Schools Unlimited General Obligation Bonds
  Series 1996 (FGIC Insured)                                                      5.30      2026       1,075,000           1,025,743
South Redford School District Unlimited General
  Obligation Bonds Series 1996 (FGIC Insured)                                     5.50      2022       2,000,000           1,964,960
                                                                                                                        ------------
Total                                                                                                                     19,446,035
------------------------------------------------------------------------------------------------------------------------------------
Minnesota (2.0%)
Southern Minnesota Municipal Power Agency
  Power Supply System Refunding Revenue Bonds
  Zero Coupon (MBIA Insured)                                                      6.12      2021       6,000,000 (e)       1,546,320
Southern Minnesota Municipal Power Agency
  Power Supply System Refunding Revenue Bonds
  Series A (Secondary FGIC Insured)                                               4.75      2016       4,250,000           3,803,325
Western Municipal Power Agency Transmission
  Pre-Refunded Revenue Bonds Series 1991 (AMBAC Insured)                          6.75      2016       4,500,000           4,902,435
                                                                                                                        ------------
Total                                                                                                                     10,252,080
------------------------------------------------------------------------------------------------------------------------------------
Mississippi (0.2%)
Alcorn County Hospital Refunding Revenue Bonds
  Magnolia Regional Hospital Center (AMBAC Insured)                               5.75      2013       1,000,000           1,016,740
------------------------------------------------------------------------------------------------------------------------------------
Missouri (0.2%)
St. Louis Parking Facility Refunding Revenue Bonds
  Series 1996 (MBIA Insured)                                                      5.375     2016       1,000,000             980,200
------------------------------------------------------------------------------------------------------------------------------------
Montana (1.9%)
Forsyth Rosebud County Pollution Refunding Revenue Bonds
  Puget Sound Power & Light (AMBAC Insured) A.M.T.                                7.25      2021       4,000,000           4,429,880
State Board of Investments Payroll Tax Bonds
  Worker's Compensation Program Series 1991 (MBIA Insured)                        6.875     2020       4,750,000           5,205,171
                                                                                                                        ------------
Total                                                                                                                      9,635,051
------------------------------------------------------------------------------------------------------------------------------------
Nevada (0.9%)
Clark County Passenger Facility Charge Revenue Bonds
  Las Vegas McCarren Airport Series B
  (Secondary AMBAC Insured) A.M.T.                                                5.50      2025       5,000,000           4,752,050
------------------------------------------------------------------------------------------------------------------------------------
New Hampshire (1.1%)
Industrial Development Authority Pollution Control
  Revenue Bonds Light & Power
  Series 1989 (AMBAC Insured) A.M.T.                                              7.375     2019       5,000,000 (g)       5,460,550
------------------------------------------------------------------------------------------------------------------------------------
New Mexico (0.2%)
Santa Fe Water Revenue Bonds (AMBAC Insured)                                      6.30      2024       1,000,000           1,103,780
------------------------------------------------------------------------------------------------------------------------------------
New York (7.4%)
Dormitory Authority City University System
  Consolidated 3rd Resolution Revenue Bonds
  Series 1994-2  (MBIA Insured)                                                   6.25      2019       2,500,000           2,634,350
Metropolitan Transportation Authority Commuter Facility
  Service Contract Bonds Series L (AMBAC Insured)                                 7.50      2017       1,300,000           1,383,811
New York City General Obligation Pre-Refunded Bonds
  Series A (FGIC Insured)                                                         8.125     2007       1,145,000           1,204,620
New York City Municipal Water Finance Authority
  Water & Sewer System Revenue Bonds Series A
  (Secondary MBIA Insured)                                                        5.50      2023       5,000,000           4,910,950
State Dormitory Authority Insured College
  Revenue Bonds Series 1996 (AMBAC Insured)                                       5.375     2016         700,000             683,886
State Dormitory Authority State University Education Facility
  Revenue Bonds (Secondary AMBAC Insured)                                         5.25      2015       2,700,000           2,646,837
State Energy Resource & Development Authority
  Gas Facility Revenue Bonds Brooklyn Union Gas
  (MBIA Insured) A.M.T.                                                           5.60      2025       4,500,000           4,326,750
State Energy Resource & Development Authority
  Pollution Control Bonds Series 1987A (MBIA Insured)                             6.15      2026       3,000,000           3,074,610
State Energy Resource & Development Authority
  Pollution Control Refunding Revenue Bonds
  Rochester Gas & Electric (MBIA Insured) A.M.T.                                  6.50      2032       4,000,000           4,270,320
State Energy Resource & Development Authority
  Solid Waste Disposal Revenue Bonds
  New York State Electric & Gas Series A
  (MBIA Insured) A.M.T.                                                           5.70      2028      11,210,000          10,904,415
State Urban Development Correctional Facilities
  Pre-Refunded Revenue Bonds Series 1 (FSA Insured)                               7.50      2020       1,500,000           1,663,755
                                                                                                                        ------------
Total                                                                                                                     37,704,304
------------------------------------------------------------------------------------------------------------------------------------
North Carolina (2.8%)
Charlotte Pre-Refunded Certificates of Participation
  Convention Facility Series 1991 (AMBAC Insured)                                 6.75      2021       3,150,000           3,529,260
Concord Certificate of Participation Series B (MBIA Insured)                      5.75      2016       1,480,000           1,484,840
Fayetteville Financial Corporation Installment Payment
  Revenue Bonds Series 1996 (MBIA Insured)                                        5.625   2014-18        665,000             664,063
Medical Care Community Hospital Revenue Bonds
  Series 1996 (AMBAC Insured)                                                     5.375     2019       1,000,000             969,920
Pasquotank County Certificates of Participation
  Elizabeth Pasquotank Public School
  Series 1995 (MBIA Insured)                                                      5.00      2020       5,000,000           4,641,750
Randolph County Certificates of Participation
  Series 1995 (MBIA Insured)                                                      5.30      2015       3,000,000           2,920,770
                                                                                                                        ------------
Total                                                                                                                     14,210,603
------------------------------------------------------------------------------------------------------------------------------------
Ohio (1.6%)
Lorain County Hospital Facilities Refunding Revenue Bonds
   EMH Regional Medical Center Series 1995 (AMBAC Insured)                        5.375     2021       2,000,000           1,939,860
Lucas County Hospital Refunding Revenue Bonds
  St. Vincent Medical Center Series 1993C (MBIA Insured)                          5.25      2022       1,725,000           1,620,965
Montgomery County Hospital Facility
  Refunding Revenue & Improvement Bonds
  Kettering Medical Center (MBIA Insured)                                         5.50      2026       2,500,000           2,435,925
North Olmsted Limited General Obligation Bonds
  Series 1996 (AMBAC Insured)                                                     5.00      2016       1,000,000             942,200
University of Cincinnati  Certificate of Participation
  Series 1996 (MBIA Insured)                                                      5.125     2024       1,000,000             943,130
                                                                                                                        ------------
Total                                                                                                                      7,882,080
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma (1.4%)
McAlester Public Works Authority Oklahoma Improvement
  Refunding Revenue Bonds (FSA Insured)                                           5.25     2017-18     2,470,000           2,409,028
Moore Public Works Authority Refunding Revenue Bonds
  Series 1989 (AMBAC Insured)                                                     7.60      2006       2,700,000           2,940,111
Tulsa International Airport General Revenue Bonds
  Consolidated Fixed Rate Series 1989 (MBIA Insured)                              7.50      2008       1,500,000           1,558,380
                                                                                                                        ------------
Total                                                                                                                      6,907,519
------------------------------------------------------------------------------------------------------------------------------------
Oregon (0.9%)
Port of Portland Airport Revenue Bonds
  Series 1996-11 (FGIC Insured) A.M.T.                                            5.625     2026       2,500,000           2,430,625
State Department of Administration Services
  Certificate of Participation Series 1996B (MBIA Insured)                        5.625     2020       2,050,000           2,048,483
                                                                                                                        ------------
Total                                                                                                                      4,479,108
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (3.7%)
Allegheny County Airport Revenue Bonds
  Pittsburgh International Series D (FGIC Insured) A.M.T.                         7.75      2019       2,300,000           2,375,256
Allegheny County Hospital Development Authority
  Hospital Revenue Bonds Series 1996 (AMBAC Insured)                              5.625     2026       2,025,000           1,989,036
Pittsburgh Water & Sewer Authority  System
  Pre-Refunded Revenue Bonds Series 1991A (FGIC Insured)                          6.50      2014      10,000,000          11,026,300
Robinson Township Municipal Authority Water & Sewer
  Revenue Bonds (FGIC Insured)                                                    6.00      2019       2,200,000           2,253,416
Turnpike Commission Pre-Refunded Revenue Bonds
  Series 1989K (MBIA Insured)                                                     7.50      2012       1,000,000           1,107,660
                                                                                                                        ------------
Total                                                                                                                     18,751,668
------------------------------------------------------------------------------------------------------------------------------------
Rhode Island (0.6%)
Health  & Education Building Corporation Higher Education
  Facility Revenue Bonds Series 1996 (MBIA Insured)                               5.625     2026       3,000,000           2,934,420
------------------------------------------------------------------------------------------------------------------------------------
South Carolina (0.5%)
Greenville Memorial Auditorium District Public Facilities
  Corporation Certificate of Participation BI-LO Center
  Series 1996B (AMBAC Insured)                                                    5.75      2016       1,250,000           1,258,075
Piedmont Municipal Power Agency Electric
  Refunding Revenue Bonds (FGIC Insured)                                          6.25      2021       1,000,000           1,096,450
                                                                                                                        ------------
Total                                                                                                                      2,354,525
------------------------------------------------------------------------------------------------------------------------------------
Tennessee (2.0%)
Health Education & Housing Facility Shelby Hospital
  Revenue Bonds Methodist Health Systems Series 1995
  (MBIA Insured)                                                                  5.25      2015       1,000,000             965,440
Knox County Health Education & Housing Facility Board
  Hospital Refunding Revenue Bonds Fort Sanders
  Alliance Obligation Group Series 1993 (MBIA Insured)                            5.75      2014       3,750,000           3,865,275
Knox County Health Educational & Housing Facilities
  Hospital Refunding Revenue & Improvement Bonds
  (Connie Lee Insured)                                                            5.50      2017       3,500,000           3,371,340
Metropolitan Government Nashville & Davidson County
  Sports Authority Public Improvement Revenue Bonds
  Series 1996 (AMBAC Insured)                                                     5.75      2017       2,160,000           2,187,194
                                                                                                                        ------------
Total                                                                                                                     10,389,249
------------------------------------------------------------------------------------------------------------------------------------
Texas (17.1%)
Austin Airport System Prior Lien Revenue Bonds Series 1995A
  (MBIA Insured) A.M.T.                                                           6.125     2025       3,000,000           3,102,030
Austin Combined Utilities System Refunding Revenue Bonds
  Series 1994 (FGIC Insured)                                                      5.75      2024       8,500,000           8,542,075
Austin Combined Utilities System Revenue Bonds
  Series 1987 (BIG Insured)                                                       8.625    2012-17     1,250,000           1,491,562
Austin Combined Utilities System Capital Appreciation
  Refunding Revenue Bonds Series 1994 Zero Coupon (FGIC Insured)                  5.83      2017       5,900,000 (e)       1,837,083
Bexar County Health Facility Development Hospital
  Revenue Bonds San Antonio Baptist Memorial Hospital System
  Series 1994 (MBIA Insured)                                                      6.75      2019       5,000,000           5,543,150
Brazos River Authority Collateralized Pollution Control
  Refunding Revenue Bonds Texas Utility Electric
  Series 1992C (FGIC Insured) A.M.T.                                              6.70      2022      14,935,000          16,109,787
Colorado River Municipal Water District Water System
  Pre-Refunded Revenue Bonds Series A (AMBAC Insured)                             6.625     2021       8,900,000           9,620,811
Harris County Health Facilities Development Hospital
  Revenue Bonds State Children's Hospital
  Series 1989A (MBIA Insured)                                                     7.00      2019       1,500,000           1,635,045
Harris County Public Facilities Corporation
  Detention Facility Mortgage Pre-Refunded Revenue Bonds
  (MBIA Insured)                                                                  7.80      2011       1,000,000           1,090,490
Harris County Toll Road Senior Lien
  Pre-Refunded Revenue Bonds Series A (AMBAC Insured)                             6.50      2017       8,170,000           9,108,243
League City General Obligation
  Refunding & Improvement Bonds
  Series 1990 (FGIC Insured)                                                      6.25      2013       2,500,000           2,626,675
Matagorda County Navigation District #1
  Collateralized Pollution Control Revenue Bond
  Central Power & Light Series 1984A (AMBAC Insured)                              7.50      2014       2,500,000           2,777,725
Matagorda County Navigation District #1 Pollution Control
  Refunding Revenue Bonds Houston Light & Power
  Series E (FGIC Insured)                                                         7.20      2018       2,150,000           2,340,963
Matagorda County Navigation District #1 Pollution Control
  Revenue Bonds Central Power & Light
  Series 1990 (AMBAC Insured) A.M.T.                                              7.50      2020       2,000,000           2,196,720
Municipal Power Agency Refunding Revenue Bonds
  Series 1991A (AMBAC Insured)                                                    6.75      2012       5,250,000           5,773,425
North Central State Health Facilities Pre-Refunded Bonds
  Children's Medical Center (BIG Insured)                                         7.875     2018       2,000,000           2,081,640
Turnpike Authority Dallas North Tollway
  Pre-Refunded Revenue Bonds Series 1990
  (AMBAC Insured)                                                                 6.00      2020       5,000,000           5,190,300
Turnpike Authority Dallas North Tollway Revenue Bonds
  Addison Airport Toll Tunnel Series 1994 (FGIC Insured)                          6.60      2023       2,000,000           2,212,040
University of Houston System Consolidated
  Pre-Refunded Revenue Bonds Series 1990A (MBIA Insured)                          7.40      2006       3,160,000           3,446,707
                                                                                                                        ------------
Total                                                                                                                     86,726,471
------------------------------------------------------------------------------------------------------------------------------------
Utah (0.4%)
Intermountain Power Authority Power Supply
  Pre-Refunded Revenue Bonds Series 1987C (AMBAC Insured)                         8.375     2012         900,000 (g)         939,168
Salt Lake City-County Airport Pre-Refunded Revenue Bonds
  Series 1989 (FGIC Insured) A.M.T.                                               7.875     2018       1,000,000           1,057,340
                                                                                                                        ------------
Total                                                                                                                      1,996,508
------------------------------------------------------------------------------------------------------------------------------------
Virginia (3.7%)
Chesapeake Industrial Development Authority Public
  Facilities Lease Revenue Bonds Series 1996 (MBIA Insured)                       5.25      2017       1,300,000           1,240,434
Hanover County Industrial Development Authority
  Memorial Regional Medical Center (MBIA Insured)                                 5.50      2025       3,800,000           3,682,656
Loudoun County Sanitation Authority Waste & Sewer
  Refunding Revenue Bonds (MBIA Insured)                                          5.25      2030       1,435,000           1,339,443
Portsmouth Redevelopment Housing Authority Multi-family Housing
  Refunding Revenue Bonds (FNMA Insured)                                          6.05      2008       5,780,000           6,028,367
Upper Occoquan Sewer Authority Regional Sewer
  Revenue Bonds Series A (MBIA Insured)                                           4.75      2029       4,500,000           3,924,405
William County Lease Certificate of Participation Bonds
  (MBIA Insured)                                                                  5.50      2020       2,590,000           2,532,606
                                                                                                                        ------------
Total                                                                                                                     18,747,911
------------------------------------------------------------------------------------------------------------------------------------
Washington (1.8%)
Public Power Supply System Non-Refunded Revenue Bonds
  Nuclear Project #1 Series A (MBIA Insured)                                      7.50      2015       1,195,000           1,298,487
Public Power Supply System Pre-Refunded Revenue Bonds
  Nuclear Project #1 Series A (MBIA Insured)                                      7.50      2015       1,805,000           1,975,699
Public Power Supply System Pre-Refunded Revenue Bonds
  Nuclear Project #3 Series 1989A (BIG Insured)                                   7.25      2016       1,000,000           1,090,950
Public Power Supply System Refunding Revenue Bonds
  Nuclear Project #3 Series 1989A (BIG Insured)                                   6.00      2018       3,000,000           3,016,530
Spokane Regional Solid Waste Management System
  Revenue Bonds Series 1989 (AMBAC Insured) A.M.T.                                7.75      2011         300,000             323,280
Spokane Regional Solid Waste Management System
  Revenue Bonds Series 1989 (AMBAC Insured) A.M.T.                                7.875     2007       1,250,000           1,349,950
                                                                                                                        ------------
Total                                                                                                                      9,054,896
------------------------------------------------------------------------------------------------------------------------------------
West Virginia (2.7%)
Board of Regents Registration Fee Pre-Refunded Revenue Bonds
  Series 1989B (MBIA Insured)                                                     7.40      2009       2,000,000           2,175,900
School Building Authority Capital Improvement
  Pre-Refunded Revenue Bonds (MBIA Insured)                                       7.25      2015       3,415,000           3,796,797
School Building Authority Capital Improvement Revenue Bonds
  Series 1990B (MBIA Insured)                                                     6.75      2017       5,000,000           5,419,000
State Parkway Economic Development & Tourism Authority Parkway
  Pre-Refunded Revenue Bonds Series 1989 (FGIC Insured)                           7.125     2019       2,000,000           2,174,020
                                                                                                                        ------------
Total                                                                                                                     13,565,717
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (0.4%)
Center District Sales Tax Appreciation Senior Dedicated Bonds
  Series A Zero Coupon (MBIA Insured)                                             6.03      2017       7,400,000 (e)       2,265,066
------------------------------------------------------------------------------------------------------------------------------------
Total municipal bonds
(Cost: $462,160,624)                                                                                                    $500,387,270
------------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
(Cost: $462,160,624)(h)                                                                                                 $500,387,270
------------------------------------------------------------------------------------------------------------------------------------


Notes to investments in securities
--------------------------------------------------------------------------------
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                     (Unaudited)
 Rating                                12-31-96                         06-30-96
--------------------------------------------------------------------------------
 AAA                                        99%                            100%
 AA                                         --                              --
 A                                          --                              --
 BBB                                        --                              --
 BB and below                               --                              --
 Non-rated                                   1                              --

 Total                                     100%                            100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
    AMBAC --  American Municipal Bond Association Corporation
    BIG   --  Bond Investors Guarantee
    CGIC  --  Capital Guaranty Insurance Company
    FGIC  --  Financial Guarantee Insurance Corporation
    FNMA  --  Federal National Mortgage Association
    FSA   --  Financial Security Assurance
    MBIA  --  Municipal Bond Investors Assurance
(d) The following abbreviations are used in the portfolio descriptions:
    A.M.T.    --  Alternative Minimum Tax -- As of  Dec. 31, 1996, the value of securities subject to alternative minimum tax represented 19.2% of net assets.
(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1996. Inverse floaters in the aggregate represent 2.3% of the Fund's net assets as of Dec. 31, 1996.
(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):
     Type of security                                          Notional amount
     Sales contracts
     Municipal Bonds Index March 1997                              $20,000,000
(h) At Dec. 31, 1996, the cost of securities for federal income tax purposes was approximately $461,836,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                        $38,737,000
    Unrealized depreciation                                           (186,000)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                                    $38,551,000
    ----------------------------------------------------------------------------

Board members and officers

Board members and officers of the Fund
-----------------------------------------------------------------
President and interested board member

William R. Pearce
President and director, Board Services Corporation (provides administrative services to boards including the boards of the
IDS and IDS Life funds and Master Trust portfolios).
-----------------------------------------------------------------
Independent board members

H. Brewster Atwater Jr.
Former chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The Readers's Digest Association, Inc.

Alan K. Simpson
Former United States senator for Wyoming.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.
-----------------------------------------------------------------
Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
-----------------------------------------------------------------
Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Senior vice president, AEFC.  Vice-president -- Investments for the Fund.

Melinda S. Urion
Senior vice president and chief financial officer, AEFC.  Treasurer for the Fund.
-------------------------------------------------------------------
Other officer

Leslie L. Ogg
Vice president, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

 (icon of) cart of precious gems

IDS Discovery Fund

Invests  in  small-  and  medium-size,   growth-oriented  companies  emphasizing
technological innovation and productivity enhancement.
Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.


(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised  primarily of high-quality  corporate bonds and
other  highly  rated  debt  instruments   including  government  securities  and
short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

 IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

PAGE
Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

PAGE
AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Insured Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010